Insurance finance income and expense - Summary of insurance finance income and expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total insurance finance income and expense recognized in current profit or loss	₩ (1,191,195)	₩ (99,439)	₩ (516,097)
Insurance finance income and expense recognized as other comprehensive income (*)	1,748,627	(3,171,486)	(2,961,019)
Reinsurance finance income and expense recognized in other comprehensive income (*)	(211,733)	(2,073)	(28,283)
Total insurance finance income and expense recognized in profit or loss and other comprehensive income	345,699	(3,272,998)	(3,505,399)
General life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total insurance finance income and expense recognized in current profit or loss	9,904	(13,888)	31,760
Insurance finance income and expense recognized as other comprehensive income (*)	1,791,470	(3,124,198)	(2,970,845)
Reinsurance finance income and expense recognized in other comprehensive income (*)	(211,718)	(2,098)	(28,276)
Total insurance finance income and expense recognized in profit or loss and other comprehensive income	1,589,656	(3,140,184)	(2,967,361)
Variable life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total insurance finance income and expense recognized in current profit or loss	(1,201,088)	(85,506)	(547,819)
Insurance finance income and expense recognized as other comprehensive income (*)	(42,982)	(47,215)	9,841
Reinsurance finance income and expense recognized in other comprehensive income (*)	0	0	0
Total insurance finance income and expense recognized in profit or loss and other comprehensive income	(1,244,070)	(132,721)	(537,978)
Retirement life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total insurance finance income and expense recognized in current profit or loss	0	0	0
Insurance finance income and expense recognized as other comprehensive income (*)	0	0	0
Reinsurance finance income and expense recognized in other comprehensive income (*)	0	0	0
Total insurance finance income and expense recognized in profit or loss and other comprehensive income	0	0	0
Long-term non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total insurance finance income and expense recognized in current profit or loss	0	0	0
Insurance finance income and expense recognized as other comprehensive income (*)	107	(47)	(15)
Reinsurance finance income and expense recognized in other comprehensive income (*)	8	7	(7)
Total insurance finance income and expense recognized in profit or loss and other comprehensive income	115	(40)	(22)
General non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total insurance finance income and expense recognized in current profit or loss	(11)	(45)	(38)
Insurance finance income and expense recognized as other comprehensive income (*)	32	(26)	0
Reinsurance finance income and expense recognized in other comprehensive income (*)	(23)	18	0
Total insurance finance income and expense recognized in profit or loss and other comprehensive income	(2)	(53)	(38)
Automobile [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total insurance finance income and expense recognized in current profit or loss	0	0	0
Insurance finance income and expense recognized as other comprehensive income (*)	0	0	0
Reinsurance finance income and expense recognized in other comprehensive income (*)	0	0	0
Total insurance finance income and expense recognized in profit or loss and other comprehensive income	0	0	0
Insurance contracts issued [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	43,858	202,370	143,102
Insurance finance expenses	1,235,254	301,802	659,161
Insurance contracts issued [member] | General life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	25,736	35,658	52,040
Insurance finance expenses	16,044	49,586	20,280
Insurance contracts issued [member] | Variable life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	18,122	166,710	91,062
Insurance finance expenses	1,219,210	252,216	638,881
Insurance contracts issued [member] | Retirement life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0	0
Insurance finance expenses	0	0	0
Insurance contracts issued [member] | Long-term non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0	0
Insurance finance expenses	0	0	0
Insurance contracts issued [member] | General non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	2	0
Insurance finance expenses	0	0	0
Insurance contracts issued [member] | Automobile [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0	0
Insurance finance expenses	0	0	0
Insurance contracts issued [member] | Effect of Foreign Exchange Rate Changes [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	20,253	13,896	13,656
Insurance finance expenses	15,824	48,410	19,345
Insurance contracts issued [member] | Effect of Foreign Exchange Rate Changes [Member] | General life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	20,253	13,896	13,656
Insurance finance expenses	15,824	48,410	19,345
Insurance contracts issued [member] | Effect of Foreign Exchange Rate Changes [Member] | Variable life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0	0
Insurance finance expenses	0	0	0
Insurance contracts issued [member] | Effect of Foreign Exchange Rate Changes [Member] | Retirement life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0	0
Insurance finance expenses	0	0	0
Insurance contracts issued [member] | Effect of Foreign Exchange Rate Changes [Member] | Long-term non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0	0
Insurance finance expenses	0	0	0
Insurance contracts issued [member] | Effect of Foreign Exchange Rate Changes [Member] | General non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0	0
Insurance finance expenses	0	0	0
Insurance contracts issued [member] | Effect of Foreign Exchange Rate Changes [Member] | Automobile [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0	0
Insurance finance expenses	0	0	0
Insurance contracts issued [member] | Other Effects [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	23,605	188,474	129,446
Insurance finance expenses	1,219,430	253,392	639,816
Insurance contracts issued [member] | Other Effects [Member] | General life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	5,483	21,762	38,384
Insurance finance expenses	220	1,176	935
Insurance contracts issued [member] | Other Effects [Member] | Variable life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	18,122	166,710	91,062
Insurance finance expenses	1,219,210	252,216	638,881
Insurance contracts issued [member] | Other Effects [Member] | Retirement life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0	0
Insurance finance expenses	0	0	0
Insurance contracts issued [member] | Other Effects [Member] | Long-term non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0	0
Insurance finance expenses	0	0	0
Insurance contracts issued [member] | Other Effects [Member] | General non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	2	0
Insurance finance expenses	0	0	0
Insurance contracts issued [member] | Other Effects [Member] | Automobile [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0	0
Insurance finance expenses	0	0	0
Reinsurance contracts held [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	44,087	202,363	143,064
Insurance finance expenses	1,235,282
Reinsurance contracts held [member] | General life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	25,965	35,698	52,040
Insurance finance expenses	16,061
Reinsurance contracts held [member] | Variable life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	18,122	166,710	91,062
Insurance finance expenses	1,219,210
Reinsurance contracts held [member] | Retirement life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0	0
Insurance finance expenses	0
Reinsurance contracts held [member] | Long-term non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0	0
Insurance finance expenses	0
Reinsurance contracts held [member] | General non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	(45)	(38)
Insurance finance expenses	11
Reinsurance contracts held [member] | Automobile [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0	0
Insurance finance expenses	0
Reinsurance contracts held [member] | Discount Rate Change Effect [Member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	229	(7)	(38)
Insurance finance expenses	28
Reinsurance contracts held [member] | Discount Rate Change Effect [Member] | General life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	229	40	0
Insurance finance expenses	17
Reinsurance contracts held [member] | Discount Rate Change Effect [Member] | Variable life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0	0
Insurance finance expenses	0
Reinsurance contracts held [member] | Discount Rate Change Effect [Member] | Retirement life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0	0
Insurance finance expenses	0
Reinsurance contracts held [member] | Discount Rate Change Effect [Member] | Long-term non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	0	0
Insurance finance expenses	0
Reinsurance contracts held [member] | Discount Rate Change Effect [Member] | General non-life insurance [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	(47)	(38)
Insurance finance expenses	11
Reinsurance contracts held [member] | Discount Rate Change Effect [Member] | Automobile [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance finance income	0	₩ 0	₩ 0
Insurance finance expenses	₩ 0